UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06260

Quaker Investment Trust

(Exact name of Registrant as specified in charter)

261 North University Drive

Suite 520

Ft. Lauderdale, FL 33324

(Address of principal executive offices) (Zip code)

Alyssa D. Greenspan

Quaker Investment Trust

261 North University Drive, Suite 520

Ft. Lauderdale, FL 33324

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-272-0007

Date of fiscal year end: June 30, 2026

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Quaker Investment Trust - OWNS

CCM Affordable Housing MBS ETF

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report: December 31, 2025

This semi-annual shareholder report contains important information about the CCM Affordable Housing MBS ETF (the "Fund") for the period from July 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://www.ccminvests.com/affordable-housing-mbs-etf-owns. You can also request this information by contacting us at 888-272-0007.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCM Affordable Housing MBS ETF	$15	0.30%

Key Fund Statistics as of December 31, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$112,570,855	255	$-	8%

What did the Fund invest in?

Asset Type WeightingsFootnote Reference*

Value	Value
GNMA	0.9%
Short-Term Investment	3.3%
FHLMC	32.4%
FNMA	63.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
FHLMC, 3.00%, 8/1/2052	5.3%
FNMA, 2.00%, 9/1/2051	3.1%
FNMA, 4.50%, 9/1/2053	2.4%
FNMA, 3.50%, 5/1/2052	2.1%
FHLMC, 2.00%, 1/1/2052	2.1%
FNMA, 5.00%, 12/1/2053	2.0%
FNMA, 2.50%, 8/1/2051	1.9%
FNMA, 4.00%, 9/1/2053	1.7%
FNMA, 5.00%, 11/1/2053	1.7%
FHLMC, 2.00%, 9/1/2051	1.5%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-272-0007

  https://www.ccminvests.com/affordable-housing-mbs-etf-owns

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-272-0007 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

OWNS-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements and Financial Highlights are filed herein.

Semi-Annual Financials and Other Information

QUAKER INVESTMENT TRUST

December 31, 2025

CCM Affordable Housing MBS ETF
(THE “FUND”)

COMMUNITY CAPITAL MANAGEMENT

Quaker Investment Trust	1

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	13
Other Information (Form N-CSRS Items 8-11)	28

2	CCM Affordable Housing MBS ETF

Schedule of Investments December 31, 2025

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES - 96.77%
Agency Mortgage-Backed Obligations - 96.77%
FHLMC - 32.42%
7.00%, 11/01/2053	$140,895	$148,199
6.50%, 11/01/2053	300,424	313,665
6.50%, 12/01/2053	165,916	172,953
6.50%, 03/01/2055	80,085	83,357
6.50%, 06/01/2055	674,454	702,365
6.50%, 07/01/2055	175,222	182,383
6.50%, 07/01/2055	200,601	208,692
6.00%, 11/01/2052	200,633	206,860
6.00%, 01/01/2053	101,200	104,506
6.00%, 02/01/2053	40,377	41,711
6.00%, 04/01/2053	45,225	46,458
6.00%, 06/01/2053	86,701	89,241
6.00%, 11/01/2053	231,355	237,986
6.00%, 12/01/2053	85,257	87,705
6.00%, 08/01/2054	67,587	69,641
6.00%, 03/01/2055	560,275	575,873
6.00%, 03/01/2055	209,629	216,914
6.00%, 05/01/2055	621,592	640,900
6.00%, 06/01/2055	392,035	403,998
5.50%, 11/01/2052	62,462	63,893
5.50%, 01/01/2053	115,543	117,779
5.50%, 03/01/2053	114,281	115,951
5.50%, 05/01/2053	149,056	151,394
5.50%, 06/01/2053	128,950	131,095
5.50%, 09/01/2053	166,361	169,367
5.50%, 11/01/2053	255,037	258,920
5.50%, 07/01/2054	648,397	658,055
5.50%, 12/01/2054	216,646	219,876
5.50%, 01/01/2055	556,793	566,632
5.50%, 02/01/2055	495,360	505,385
5.50%, 03/01/2055	100,622	102,152
5.50%, 03/01/2055	225,744	230,633
5.50%, 05/01/2055	453,132	461,156
5.50%, 06/01/2055	74,281	75,824
5.50%, 07/01/2055	211,533	214,798
5.50%, 11/01/2055	135,582	137,643
5.50%, 12/01/2055	501,638	509,045
5.00%, 01/01/2053	313,810	314,235
5.00%, 02/01/2053	227,459	227,808
5.00%, 04/01/2053	182,140	182,552
5.00%, 04/01/2053	80,796	81,079
5.00%, 05/01/2053	262,631	262,458
5.00%, 09/01/2053	91,665	91,810
5.00%, 09/01/2054	79,244	79,261
5.00%, 05/01/2055	601,382	603,317
5.00%, 06/01/2055	409,602	411,870
5.00%, 07/01/2055	291,579	291,097
5.00%, 11/01/2055	308,243	307,733
5.00%, 12/01/2055	288,455	287,978

The accompanying notes are an integral part of the financial statements.

(Unaudited)	3

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — continued
5.00%, 01/01/2056	$282,000	$281,358
4.50%, 09/01/2052	383,928	376,692
4.50%, 11/01/2052	423,962	415,519
4.50%, 12/01/2052	149,330	146,772
4.50%, 04/01/2053	88,672	86,803
4.50%, 05/01/2053	105,341	103,334
4.50%, 11/01/2054	231,892	226,900
4.00%, 10/01/2037	173,742	172,345
4.00%, 05/01/2052	93,748	89,888
4.00%, 09/01/2052	147,553	141,203
4.00%, 11/01/2052	128,622	123,002
4.00%, 12/01/2054	342,306	324,769
3.50%, 04/01/2052	589,527	548,287
3.50%, 04/01/2052	45,609	42,635
3.50%, 05/01/2052	411,435	382,621
3.50%, 05/01/2052	790,055	732,176
3.50%, 06/01/2052	274,443	254,330
3.50%, 02/01/2053	146,765	135,737
3.00%, 09/01/2034	323,774	314,386
3.00%, 03/01/2052	111,714	99,312
3.00%, 04/01/2052	165,271	147,581
3.00%, 04/01/2052	308,402	275,662
3.00%, 04/01/2052	313,386	280,443
3.00%, 05/01/2052	107,209	96,189
3.00%, 08/01/2052	6,725,551	5,974,422
2.50%, 08/01/2051	1,505,529	1,290,583
2.50%, 09/01/2051	685,142	583,798
2.50%, 10/01/2051	381,743	328,255
2.50%, 10/01/2051	62,855	54,029
2.50%, 11/01/2051	510,043	437,170
2.50%, 12/01/2051	557,854	478,151
2.50%, 02/01/2052	125,570	107,455
2.50%, 03/01/2052	462,282	393,240
2.50%, 07/01/2052	332,152	281,074
2.00%, 11/01/2036	448,315	416,576
2.00%, 08/01/2051	1,328,903	1,085,128
2.00%, 09/01/2051	2,126,601	1,731,800
2.00%, 09/01/2051	267,677	218,290
2.00%, 10/01/2051	1,135,063	930,296
2.00%, 10/01/2051	419,331	344,453
2.00%, 11/01/2051	464,261	380,183
2.00%, 12/01/2051	328,195	269,693
2.00%, 01/01/2052	2,890,035	2,350,503
2.00%, 06/01/2052	840,429	683,448

FNMA - 63.44%
7.50%, 12/01/2053	111,567	121,613
7.00%, 11/01/2053	30,131	31,786
7.00%, 01/01/2054	198,276	210,359
7.00%, 02/01/2054	45,234	47,569
7.00%, 05/01/2054	115,342	121,939
6.50%, 10/01/2053	27,436	28,574
6.50%, 11/01/2053	511,743	533,654
6.50%, 12/01/2053	560,824	586,168

The accompanying notes are an integral part of the financial statements.

4	CCM Affordable Housing MBS ETF

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — continued
6.50%, 05/01/2054	$109,110	$113,617
6.50%, 06/01/2054	340,639	354,360
6.50%, 09/01/2054	75,632	78,891
6.50%, 09/01/2055	59,117	61,611
6.00%, 11/01/2052	85,402	87,877
6.00%, 02/01/2053	66,379	68,308
6.00%, 06/01/2053	80,732	82,906
6.00%, 09/01/2053	158,553	163,162
6.00%, 10/01/2053	136,874	141,015
6.00%, 11/01/2053	464,118	478,160
6.00%, 12/01/2053	1,180,010	1,220,273
6.00%, 01/01/2054	766,732	789,928
6.00%, 03/01/2054	179,938	185,429
6.00%, 05/01/2054	221,682	229,103
6.00%, 05/01/2054	301,559	309,760
6.00%, 07/01/2054	251,342	260,683
6.00%, 08/01/2054	170,386	175,634
6.00%, 09/01/2054	387,859	398,992
6.00%, 10/01/2054	457,771	471,678
6.00%, 01/01/2055	744,585	767,307
6.00%, 02/01/2055	686,249	708,220
6.00%, 03/01/2055	205,968	212,152
6.00%, 03/01/2055	554,117	571,878
6.00%, 04/01/2055	246,966	254,069
6.00%, 05/01/2055	144,127	148,831
6.00%, 06/01/2055	281,080	291,247
6.00%, 11/01/2055	145,366	149,604
5.50%, 11/01/2052	353,989	360,851
5.50%, 04/01/2053	77,154	78,695
5.50%, 06/01/2053	87,014	88,408
5.50%, 08/01/2053	471,057	478,206
5.50%, 09/01/2053	342,618	349,844
5.50%, 10/01/2053	922,772	943,302
5.50%, 10/01/2053	675,375	685,899
5.50%, 11/01/2053	560,650	573,040
5.50%, 12/01/2053	574,540	587,153
5.50%, 04/01/2054	226,636	230,424
5.50%, 05/01/2054	350,056	356,316
5.50%, 06/01/2054	212,799	217,018
5.50%, 08/01/2054	87,198	88,646
5.50%, 09/01/2054	366,404	374,169
5.50%, 10/01/2054	224,483	228,476
5.50%, 01/01/2055	435,885	444,979
5.50%, 01/01/2055	642,859	656,272
5.50%, 02/01/2055	266,459	272,004
5.50%, 03/01/2055	128,733	130,919
5.50%, 03/01/2055	457,052	464,964
5.50%, 05/01/2055	681,188	695,334
5.50%, 06/01/2055	166,260	169,345
5.50%, 09/01/2055	89,223	90,572
5.50%, 11/01/2055	192,814	195,790
5.00%, 12/01/2052	410,454	410,996
5.00%, 12/01/2052	151,268	152,960
5.00%, 01/01/2053	209,086	209,524

The accompanying notes are an integral part of the financial statements.

(Unaudited)	5

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — continued
5.00%, 02/01/2053	$165,445	$165,330
5.00%, 05/01/2053	75,755	75,693
5.00%, 06/01/2053	95,932	95,859
5.00%, 10/01/2053	399,717	401,996
5.00%, 11/01/2053	1,893,332	1,903,688
5.00%, 12/01/2053	2,256,538	2,268,357
5.00%, 05/01/2054	88,045	88,019
5.00%, 09/01/2054	105,770	105,652
5.00%, 10/01/2054	112,043	111,817
5.00%, 12/01/2054	476,456	476,855
5.00%, 12/01/2054	146,113	146,145
5.00%, 01/01/2055	334,423	334,636
5.00%, 02/01/2055	230,327	230,954
5.00%, 02/01/2055	245,198	245,516
5.00%, 05/01/2055	342,536	343,477
5.00%, 11/01/2055	304,157	303,540
5.00%, 12/01/2055	230,170	229,703
4.50%, 11/01/2052	82,665	81,031
4.50%, 12/01/2052	173,717	170,236
4.50%, 05/01/2053	102,365	100,199
4.50%, 06/01/2053	881,340	863,538
4.50%, 06/01/2053	166,454	163,461
4.50%, 07/01/2053	1,124,364	1,101,653
4.50%, 09/01/2053	2,775,543	2,719,193
4.50%, 12/01/2054	134,058	131,230
4.50%, 12/01/2054	250,013	244,908
4.50%, 11/01/2055	261,293	255,080
4.00%, 07/01/2049	22,593	21,961
4.00%, 05/01/2052	200,696	192,943
4.00%, 05/01/2052	165,328	158,258
4.00%, 05/01/2052	146,903	141,228
4.00%, 05/01/2052	533,680	509,047
4.00%, 06/01/2052	149,989	143,043
4.00%, 07/01/2052	140,167	134,066
4.00%, 09/01/2052	650,605	620,273
4.00%, 06/01/2053	1,564,731	1,488,753
4.00%, 07/01/2053	1,383,924	1,316,582
4.00%, 08/01/2053	899,431	855,571
4.00%, 09/01/2053	2,012,573	1,914,224
4.00%, 01/01/2055	510,477	484,324
4.00%, 02/01/2055	1,185,514	1,124,777
3.50%, 06/01/2028	47,140	46,815
3.50%, 05/01/2035	61,522	60,291
3.50%, 04/01/2052	129,436	120,996
3.50%, 05/01/2052	2,584,753	2,391,913
3.50%, 05/01/2052	228,276	212,867
3.50%, 05/01/2052	358,864	335,686
3.50%, 06/01/2052	236,956	219,572
3.50%, 06/01/2052	748,691	692,435
3.50%, 06/01/2052	88,413	81,927
3.00%, 01/01/2031	7,223	7,125
3.00%, 08/01/2034	107,299	104,219
3.00%, 07/01/2035	192,388	186,792
3.00%, 03/01/2052	1,197,214	1,066,626

The accompanying notes are an integral part of the financial statements.

6	CCM Affordable Housing MBS ETF

	Principal
	Amount	Value
MORTGAGE-BACKED SECURITIES — continued
3.00%, 03/01/2052	$153,792	$137,449
3.00%, 04/01/2052	107,147	95,884
3.00%, 04/01/2052	500,074	444,200
3.00%, 05/01/2052	211,202	187,706
3.00%, 05/01/2052	196,728	175,821
3.00%, 05/01/2052	304,251	269,227
2.50%, 05/01/2026	17,484	17,396
2.50%, 02/01/2031	65,771	64,657
2.50%, 08/01/2035	87,658	83,681
2.50%, 05/01/2036	35,022	33,332
2.50%, 12/01/2050	413,085	350,039
2.50%, 08/01/2051	617,353	529,491
2.50%, 08/01/2051	2,512,626	2,153,896
2.50%, 09/01/2051	1,406,937	1,208,186
2.50%, 10/01/2051	585,204	501,480
2.50%, 11/01/2051	136,122	116,968
2.50%, 12/01/2051	810,737	690,062
2.50%, 12/01/2051	1,972,289	1,681,622
2.50%, 01/01/2052	105,065	90,333
2.50%, 02/01/2052	570,989	485,712
2.50%, 02/01/2052	1,004,151	854,064
2.50%, 02/01/2052	175,421	150,595
2.50%, 03/01/2052	667,444	567,762
2.50%, 03/01/2052	1,407,221	1,195,763
2.50%, 03/01/2052	167,940	144,259
2.00%, 10/01/2036	376,728	349,921
2.00%, 11/01/2036	510,268	473,913
2.00%, 05/01/2051	276,823	223,983
2.00%, 08/01/2051	1,505,989	1,226,930
2.00%, 09/01/2051	4,300,057	3,501,756
2.00%, 10/01/2051	263,818	215,239
2.00%, 10/01/2051	2,078,459	1,692,596
2.00%, 10/01/2051	226,353	184,673
2.00%, 10/01/2051	83,312	68,435
2.00%, 11/01/2051	360,683	296,277
2.00%, 12/01/2051	661,423	538,406
2.00%, 12/01/2051	919,091	747,821
2.00%, 01/01/2052	343,593	279,061
2.00%, 01/01/2052	196,691	160,266
2.00%, 01/01/2052	93,017	76,522
2.00%, 02/01/2052	1,117,482	908,462
1.50%, 10/01/2036	285,057	258,526

GNMA - 0.91%
5.00%, 03/20/2050	96,629	98,507
3.50%, 12/20/2050	141,467	131,237
2.50%, 08/20/2051	915,263	784,295

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $113,623,863)		108,927,648

The accompanying notes are an integral part of the financial statements.

(Unaudited)	7

	Shares	Value
SHORT-TERM INVESTMENT - 3.34%
Money Market Fund - 3.34%
First American Government Obligations Fund Cl X, 3.67% (a)	3,763,749	$3,763,749
TOTAL SHORT-TERM INVESTMENT
(Cost $3,763,749)		3,763,749

Total Investments (Cost $117,387,612) - 100.11%		$112,691,397
Liabilities in Excess of Other Assets, Net - (0.11)%		(120,542)
NET ASSETS - 100.00%		$112,570,855

(a)	The rate shown is the 7-day effective yield as of December 31, 2025.

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

The following table details the Fund’s investment classifications within the fair value hierarchy at December 31, 2025.

Assets	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$108,927,648	$—	$108,927,648
Short-Term Investment	3,763,749	—	—	3,763,749
Total Investments in Securities	$3,763,749	$108,927,648	$—	$112,691,397

The accompanying notes are an integral part of the financial statements.

8	Quaker Investment Trust

Statement of Assets and Liabilities as of December 31, 2025

CCM Affordable
Housing MBS ETF
Assets:
Investments, at fair value (identified cost — $117,387,612)	$112,691,397
Cash	884,184
Receivables:
Dividends and interest	387,046
Due from Advisor	4,448
Prepaid expenses	64,487
Total Assets	114,031,562
Liabilities:
Payables:
Distributions to Shareholders	1,316,032
Trustees' fees	19,058
Administration fees	2,548
Chief Compliance Officer fees	849
Other accrued expenses	122,220
Total Liabilities	$1,460,707
Net Assets:	$112,570,855
Net Assets consist of:
Paid-in capital	$125,219,680
Total distributable loss	(12,648,825)
Net Assets	$112,570,855
Net Assets — (Unlimited shares of beneficial interest with no par value authorized; 6,450,000 shares outstanding)	$112,570,855
Net Asset Value, offering and redemption price per share	$17.45

The accompanying notes are an integral part of the financial statements.

(Unaudited)	9

Statement of Operations for the six months ended December 31, 2025

CCM Affordable Housing
MBS ETF
Investment Income:
Interest	$2,494,396
Total investment income	2,494,396
Expenses:
Investment advisory fees	175,702
Trustees' fees	37,808
Chief Compliance Officer fees	35,884
Legal fees	17,645
Accounting and administration fees	15,123
Pricing fees	14,132
Printing fees	12,055
Custodian fees	9,861
Exchange Listing Fees	5,041
Transfer agent fees	2,916
Other	72,896
Total expenses	399,063
Less:
Investment advisory fees waived	(175,702)
Reimbursement from adviser	(47,643)
Net expenses	175,718
Net investment income	2,318,678
Realized and unrealized gain (loss) on:
Investments	(371,577)
Net realized gain (loss)	(371,577)
Unrealized appreciation (depreciation) on:
Investments	2,732,809
Net unrealized appreciation (depreciation)	2,732,809
Net realized and unrealized gain (loss)	2,361,232
Net increase in net assets resulting from operations:	$4,679,910

The accompanying notes are an integral part of the financial statements.

10	Quaker Investment Trust

Statements of Changes in Net Assets

	CCM Affordable Housing MBS ETF
	For the Six-Month Period Ended December 31, 2025 (Unaudited)	For the Fiscal Year Ended June 30, 2025
Operations:
Net investment income (loss)	$2,318,678	$4,995,339
Net realized gain (loss)	(371,577)	(322,263)
Net change in unrealized appreciation (depreciation)	2,732,809	2,616,897
Net increase in net assets resulting from operations	4,679,910	7,289,973
Distributions	(2,511,169)	(4,779,779)
Capital share transactions:
Shares issued	6,980,756	18,777,811
Shares redeemed	(25,930,742)	(9,371,686)
Increase (decrease) in net assets from capital share transactions	(18,949,986)	9,406,125
Increase (decrease) in net assets	(16,781,245)	11,916,319
Net Assets:
Beginning of year/period	129,352,100	117,435,781
End of year/period	$112,570,855	$129,352,100
Share Transactions:
Shares Issued	400,000	1,100,000
Shares redeemed	(1,500,000)	(550,000)
Increase (decrease) in shares	(1,100,000)	550,000

The accompanying notes are an integral part of the financial statements.

11

Financial Highlights - Per share data (for a share outstanding throughout the period/year)

CCM Affordable Housing MBS ETF	For the Period Ended December 31, 2025 (Unaudited)	For the Fiscal Year Ended June 30, 2025	For the Fiscal Year Ended June 30, 2024(1)	For the Fiscal Year Ended June 30, 2023	For the Period Ended June 30, 2022(2)
Net Asset Value, Beginning of Period/Year	$17.13	$16.78	$17.09	$17.83	$20.00
Investment Operations:
Net investment Income (loss)*	0.35	0.67	0.59	0.44	0.14
Net realized and unrealized gain (loss)	0.37	0.32	(0.32)	(0.69)	(1.97)
Total from investment operations	0.72	0.99	0.27	(0.25)	(1.83)
Distributions from:
Net investment income	(0.40)	(0.64)	(0.58)	(0.49)	(0.34)
Total distributions	(0.40)	(0.64)	(0.58)	(0.49)	(0.34)
Net Asset Value, End of Period/Year	$17.45	$17.13	$16.78	$17.09	$17.83
Market Price, End of Period/Year	$17.46	$17.13	$16.83	$17.10	$17.88
Total return(3)	4.20%	5.94%	1.62%	(1.38)%	(9.22)%
Ratios/Supplemental Data
Net assets, End of Period/Year (in 000s)	$112,571	$129,352	$117,436	$111,067	$91,812
Ratio of expenses to average net assets
Before fee waiver	0.68%	0.68%	0.57%	0.51%	0.53	%(a)
After fee waiver	0.30%	0.30%	0.30%	0.30%	0.30	%(a)
Ratio of net investment income to average net assets
Before fee waiver	3.58%	3.54%	3.27%	2.31%	0.58	%(a)
After fee waiver	3.96%	3.92%	3.54%	2.52%	0.81	%(a)
Portfolio turnover rate(4)	8%	31%	58%	26%	78%

*	Per share data calculated using average shares method.
(a)	Annualized.
(1)	Effective as of close of business on March 18, 2024, the Impact Shares Affordable Housing MBS ETF (the "Affordable Housing Predecessor Fund") was reorganized into the CCM Affordable Housing MBS ETF. Information presented prior to March 18, 2024, is that of the Affordable Housing Predecessor Fund.
(2)	Commenced operations on July 26, 2021.
(3)	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(4)	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

12	Quaker Investment Trust

Notes to Financial Statements December 31, 2025

Note 1 – ORGANIZATION

The Quaker Investment Trust (the “Trust”), an open-end management investment company, was originally organized as a Massachusetts business trust on October 24, 1990, and was reorganized as a Delaware statutory trust on September 30, 2018. The Trust is registered under the Investment Company Act of 1940, as amended. The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest for each of its series.

The CCM Affordable Housing MBS ETF (the “Fund”) is a non-diversified series of the Trust. The Fund seeks to generate a level of current income.

Community Capital Management, LLC (“CCM” or the “Adviser”) serves as the investment adviser to the Fund since March 18, 2024.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the "Exchange"). Market prices for the Fund shares ("Shares") may be different from their net asset value ("NAV"). The Fund issues and redeems Shares on a continuous basis, at NAV only in a large specified number of Shares, called "Creation Units." Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day.

Note 2 – SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

(Unaudited)	13

If available, debt securities, including mortgage-backed obligations, are priced based upon valuations provided by independent, third-party pricing agents. The third-party pricing agents generally value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Fund’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, if the Valuation Designee (discussed below) concludes it approximates fair value after taking into account factors such as credit, liquidity and interest rate conditions as well as issuer specific factors.

Foreign securities listed on foreign exchanges are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the fair value of these investments may change on days when you cannot buy or redeem shares of the Fund.

Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker. Portfolio securities for which market quotations are readily available are valued at their current market value. When market quotations are not readily available (or are deemed unreliable) for one or more portfolio securities, the Act requires the Fund to use the investment’s fair value, as determined in good faith. Pursuant to Rule 2a-5 under the Act, the Board has designated the Adviser as the valuation designee to perform fair value determinations, subject to Board oversight. Pursuant to the Valuation Designee’s fair value policies and procedures, securities for which market quotations are not readily available or for which the market price is determined to be unreliable, may include but are not limited to securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund which holds the security).

14	Quaker Investment Trust

Market quotations may also be not “readily available” if a significant event occurs after the close of the principal exchange on which a portfolio security trades (but before the time for calculation of such Fund’s NAV) if that event affects or is likely to affect (more than minimally) the NAV per share of such Fund. In determining the fair value price of a security, the Valuation Designee may use a number of other methodologies, including those based on discounted cash flows, multiples, recovery rates, yield to maturity or discounts to public comparables. The Valuation Designee may also employ independent pricing services.

Fair value pricing involves judgments that are inherently subjective and inexact; as a result, there can be no assurance that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security will be materially different from the value that actually could be or is realized upon the sale of that asset. Valuing the Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six months ended December 31, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the six months ended December 31, 2025, there have been no significant changes to the Fund’s fair valuation methodologies.

For details of the investment classification, reference the Schedule of Investments.

(Unaudited)	15

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof. As of and during the six months ended December 31, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. For the six months ended December 31, 2025, the Fund did not recognize any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Dividends and Distributions to Shareholders — The Fund intends to declare and pay dividends of net investment income quarterly and to pay any capital gain distributions on an annual basis. There is no fixed dividend rate, and there can be no assurance that the Fund will pay any dividends or make any capital gain distributions. All distributions are recorded on ex-dividend date.

Cash and Cash Equivalents — Idle cash may be swept into various time deposits and is classified as cash and cash equivalents on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits (“FDIC”). Amounts swept overnight are available on the next business day.

Cash Overdraft Charges — Per the terms of an agreement with the U.S. Bank, N.A., if the Fund has a cash overdraft on a given day, it will be assessed an overdraft charge. Cash overdraft charges are included in other fees on the Statement of Operations.

16	Quaker Investment Trust

Creation Units — The Fund issues and redeem Shares at NAV and only in large blocks of Shares currently comprised of 50,000. Shares (each such block of Shares for the Fund are called a “Creation Unit” or multiples thereof).

Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $500 per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant (“Authorized Participants”) who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day. Creations and redemptions are also subject to an additional variable charge of up to 1% of the net asset value per Creation Unit, inclusive of the standard transaction fee, for (i) in-kind creations or redemptions effected outside the normal Clearing Process, (ii) in whole or partial cash creations, (iii) in whole or partial cash redemptions or (iv) non-standard orders. The variable component is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transaction. In all cases, the Transaction Fee will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.

The Fund may determine not to charge the variable portion of a Transaction Fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders, e.g., for redemption orders that facilitate the rebalance of the Fund’s portfolio in a more tax efficient manner than could be achieved without such order. The variable portion of a Transaction Fee may be higher or lower than the trading expenses incurred by a Fund with respect to the transaction.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

(Unaudited)	17

The size of a creation unit for a Fund may be changed from time to time in the future if determined to be in the best interests of the Fund by the President of the Fund.

If a Creation Unit is purchased or redeemed in cash, a higher transaction fee will be charged. The following table discloses the Creation Unit breakdown based on the NAV as of December 31, 2025:

	Creation Unit Shares	Creation Fee	Value at December 31, 2025	Redemption Fee
CCM Affordable Housing MBS ETF	50,000	$500	$872,500	$500

Foreign Currency Translation — The books and records of the Fund were maintained in U.S. dollars. Investment securities and other asset and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settle dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications — In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Segment Reporting – The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund’s Adviser acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio manager. The financial information in the form of the Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “Total Assets” and significant segment expenses are listed on the accompanying Statement of Operations.

18	Quaker Investment Trust

Note 3 – AGREEMENTS

Investment Advisory Agreement

Community Capital Management, LLC (“CCM” or the “Adviser”) serves as the investment adviser to the Fund. CCM oversees all investment advisory and portfolio management services and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. Additionally, CCM furnishes offices, necessary facilities, equipment and personnel.

The Fund does not have a sub-adviser, however Quaker Investment Trust (the “Trust”) and CCM have received “manager of managers” exemptive relief from the SEC that permits the Trust and CCM, subject to the approval of the Board, to appoint a “wholly-owned” or unaffiliated sub-adviser, as defined in the exemptive relief, or to change the terms of a sub-advisory agreement with a “wholly-owned” or unaffiliated sub-adviser without first obtaining shareholder approval. The exemptive order further permits the Trust and CCM to add or to change a “wholly-owned” or unaffiliated sub-adviser or to change the fees paid to such parties from time to time without the expense and delays associated with obtaining shareholder approval of the change and to disclose sub-advisers’ fees only in the aggregate in its registration statement. Any increase in the aggregate advisory fee paid by the Fund remains subject to shareholder approval. The Trust and CCM would continue to have ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisers and recommend their hiring, termination, and replacement. The Fund will notify shareholders if a sub-adviser is hired in the future.

For the six months ended December 31, 2025, the Fund pays the Adviser an annual fee, payable monthly, at the rate of 0.30% of the Fund’s average daily managed assets. Under the Investment Advisory Agreement, the Adviser, among other things: (i) continuously furnishes an investment program for the Fund; (ii) determines the investments to be purchased, held, sold or exchanged by the Fund and the portion, if any, of the assets of the Fund to be held uninvested; (iii) makes changes in the investments of the Fund; (iv) monitors the Fund’s performance and considers ways to improve the performance of the Fund and (v) votes, exercises consents and exercises all other rights pertaining to such securities on behalf of the Fund. The Fund bears all remaining expenses. The Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Act, taxes, brokerage commissions and other transaction costs, interest payments, acquired fund fees and expenses, extraordinary expenses and dividend expenses on short sales) of the Fund to 0.30% through October 31, 2026. This contract may not be terminated without the action or consent of the Fund’s Board of Trustees. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/ or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. During the six months ended December 31, 2025, the Adviser waived $175,702 of advisory fees payable by the Fund.

(Unaudited)	19

As of December 31, 2025, the Fund had fees which were previously waived and/or reimbursed to the Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Fund, as follows:

Fiscal Year	Subject to Repayment until December 31:	Amount
2024	2027	$123,964
2025	2028	$223,345

For the six months ended December 31, 2025, the Adviser did not recapture any previously waived fees.

Additionally, the Investment Advisory Agreement remains in force for an initial two-year period and from year to year thereafter, subject to annual approval by (a) the Board or (b) a “vote of a majority of the outstanding voting securities” (as defined in the Act) of the Fund; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Investment Advisory Agreement may be terminated at any time, without payment of any penalty, by vote of the Trust’s Board, or by a “vote of a majority of the outstanding voting securities” (as defined in the Act) of the Fund, or by the Adviser, on not more than 60 days’ nor less than 30 days’ prior written notice to the other party. The Investment Advisory Agreement will automatically terminate in the event of its “assignment,” as defined by the Act and the rules thereunder.

20	Quaker Investment Trust

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average net assets each year for certain distribution-related activities. For the six months ended December 31, 2025, no fees were charged by the Distributor under the Plan. No payments have yet been authorized by the Board, nor are any such expected to be made by the Fund under the Plan during the current fiscal year.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (“the Administrator”), serves as the Fund’s administrator pursuant to an Administration Agreement.

U.S. Bank, N.A. serves as the Fund's custodian and U.S. Bank Global Fund Services serves as the Fund's transfer agency and dividend disbursing services.

Note 4 – INVESTMENT TRANSACTIONS

For the six months ended December 31, 2025, the purchases and sales of investments in securities, excluding in-kind transactions and short-term securities were:

Purchases:
U.S. Government	$9,118,801
Other	–
Sales and Maturities:
U.S. Government	$29,515,726
Other	–

The Fund did not have in-kind transactions for the six months ended December 31, 2025.

(Unaudited)	21

Note 5 – TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the fiscal years ending June 30, 2025 and June 30, 2024 were as follows:

	Fiscal Year Ended June 30, 2025	Fiscal Year Ended June 30, 2024
Distributions declared from:
Ordinary income	$4,779,779	$3,990,047
Total Distributions	$4,779,779	$3,990,047

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of June 30, 2025, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income	$1,316,030
Capital loss carryforwards	(7,373,032)
Other temporary differences	(1,271,030)
Unrealized depreciation, net	(7,489,534)
Accumulated losses, net	$(14,817,566)

For Federal income tax purposes, capital losses incurred may be carried forward and applied against future capital gains.

Funds are permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital. Capital loss carryforwards are as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$(2,300,332)	$(5,072,700)	$(7,373,032)

During the year ended June 30, 2025, the Fund utilized $220,117 of short-term capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost is due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

22	Quaker Investment Trust

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at December 31, 2025, were as follows:

Cost of investments	$117,387,612
Gross unrealized appreciation	1,714,755
Gross unrealized depreciation	(6,410,970)
Net depreciation on investments	$(4,696,215)

Note 6 – RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its net assets in mortgage-backed securities backed by pools of mortgage loans that the Fund’s Adviser believes were made to minority families, low-income families, and/or families that live in persistent poverty areas. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Active Investment Management Risk – The Fund is actively managed. The Adviser’s judgments about the attractiveness, relative value, or potential appreciation of a particular sector, security or investment strategy may prove to be incorrect, and may cause the Fund to incur losses. There can be no assurance that the Adviser’s investment techniques and decisions will produce the desired results. There is no guarantee that the Fund’s investment objective will be achieved.

Asset Class Risk – Securities and other assets in the Fund’s portfolio may underperform in comparison to the general securities markets or other asset classes.

Call Risk – Some debt securities may be redeemed, or “called,” at the option of the issuer before their stated maturity date.

Cash Transactions Risk – The Fund will effect some or all of its creations and redemptions for cash rather than in-kind. As a result, an investment in the Fund may be less tax efficient than an investment in an ETF that effects all of its creations and redemptions in-kind. Because the Fund may effect redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses and may also result in higher brokerage costs.

(Unaudited)	23

Counterparty Risk – Fund transactions involving a counterparty are subject to the risk that the counterparty will not fulfill its obligation to the Fund.

Credit Risk – An issuer or other obligated party of a debt security may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer’s ability or unwillingness to make such payments. In certain cases, the issuer could be late in paying interest or principal or could fail to pay its financial obligations altogether.

Extension Risk – Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall.

Fixed-Income Risk – The market value of the Fund’s fixed-income securities responds to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund’s fixed-income securities will decrease in value if interest rates rise and increase in value if interest rates fall. Normally, the longer the maturity or duration of the fixed-income securities the Fund owns, the more sensitive the value of the Fund’s shares will be to changes in interest rates.

Inflation Risk – Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Interest Rate Risk – Interest rate risk is the risk that the value of the debt securities in the Fund’s portfolio will decline or increase depending on the movement of market interest rates.

Liquidity Risk – The Fund may hold certain investments that may trade over-the-counter or in limited volume or lack an active trading market. Accordingly, the Fund may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the Fund currently values them.

Market Price Variance Risk – Fund shares are listed for trading on NYSE Arca, Inc. and can be bought and sold in the secondary market at prevailing market prices. The market prices of shares will fluctuate in response to changes in the NAV and supply and demand for shares. As a result, the trading prices of Shares may deviate significantly from NAV during periods of market volatility. The Adviser cannot predict whether shares will trade above, below or at their NAV. Given the fact that shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of shares should not be sustained in the long-term. In addition, the securities held by the Fund may be traded in markets that close at a different time than NYSE. Liquidity in those securities may be reduced after the applicable closing times.

24	Quaker Investment Trust

The Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by those purchasing and redeeming directly with the Fund.

Mortgage-Related Securities Risk – Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make the Fund more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect the Fund’s actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

Non-Diversification Risk – As a non-diversified fund for purposes of the Act, the Fund may invest a larger portion of its assets in the securities of fewer issuers than a diversified fund. The Fund’s investment in fewer issuers may result in the Fund’s shares being more sensitive to the economic results of those issuers. An investment in the Fund could fluctuate in value more than an investment in a diversified fund. Although the Fund is “non-diversified” for purposes of the Act, the Fund intends to comply with the diversification requirements under Subchapter M of the Code in order to be eligible to qualify as a regulated investment company.

Operational and Technology Risk – Cyber-attacks, disruptions, or failures that affect the Fund’s service providers, index providers, Authorized Participants (as defined below), market makers, counterparties, market participants, or issuers of securities held by the Fund may adversely affect the Fund and its shareholders, including by causing losses for the Fund or impairing Fund operations.

Prepayment Risk – Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date.

Securities Market Risk – Securities market risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally.

Significant Exposure Risk – To the extent that the Fund invests a large percentage of its assets in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

(Unaudited)	25

Specified Pools Risk – The Fund is expected to primarily invest in specified pools of mortgage loans. This may cause the Fund to take longer to fully achieve its principal investment strategy.

Trading Issues Risk – Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained.

Transactions Risk – The Fund may purchase securities via to-be-announced transactions (“TBA Transactions”). Purchasing securities in a TBA Transaction may give rise to investment leverage and may increase the Fund’s volatility.

The Fund may also enter into TBA Transactions on a “roll” basis, in which the Fund sells a TBA position prior to its settlement date and simultaneously enters into a new TBA Transaction for a later settlement date involving substantially similar securities. Such transactions, commonly referred to as “TBA rolls” or “dollar rolls,” allow the Fund to maintain exposure to mortgage-backed securities or to manage cash and portfolio duration without taking physical delivery of the underlying securities. The Fund may utilize the TBA roll market for extended periods of time without taking delivery of the underlying securities. Entering into TBA rolls involves risks similar to those associated with other TBA Transactions, including the risk that the value of the underlying mortgage-backed securities may decline prior to settlement, that a counterparty may fail to perform its obligations, or that the Fund may incur costs associated with extending or closing out such transactions. In addition, the Fund could experience a reduction in yield or a loss if the income earned on the securities purchased in a roll is less than the financing and transaction costs associated with maintaining the TBA roll.

U.S. Government Securities Risk – U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

26	Quaker Investment Trust

Valuation Risk – The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any investment company, there is no guarantee that the Fund will achieve its goal.

Note 7 – OTHER

At December 31, 2025, all shares issued by the Fund were in Creation Unit aggregations to Authorized Participants through primary market transactions (e.g., transactions directly with the Fund). However, the individual shares that make up those Creation Units are traded on the Exchange (e.g., secondary market transactions). Some of those individual shares have been bought and sold by persons that are not Authorized Participants. Each Authorized Participant has entered into an agreement with the Fund's Distributor.

Note 8 – NEW ACCOUNTING PRONOUNCEMENT

In December 2023, FASB issued Accounting Standards Update ASU 2023-09, Income Taxes (Topic 740) ("ASU 2023-09") Improvements to Income Tax Disclosures, which enhances income tax disclosures, including providing specific categories in the rate reconciliation and income taxes paid. ASU 2023-09 is effective for fiscal years beginning after December 15, 2024. Management has evaluated the amendment and determined there is no impact to the financial statements.

Note 9 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosure and/or adjustments were required to the financial statements.

(Unaudited)	27

Other Information (Form N-CSRS Items 8-11) December 31, 2025

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-888-272-0007.

261 North University Drive ● Suite 520 ● Ft. Lauderdale, FL 33324

954-217-7999 ● Toll Free: 888-272-0007 ● www.ccminvests.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

None.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)	There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual report.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(a)(4)	Not applicable.

(b)	Officer certifications as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Quaker Investment Trust

By (Signature and Title)	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: March 6, 2026	President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Alyssa D. Greenspan
Alyssa D. Greenspan,
Date: March 6, 2026	President and Principal Executive Officer

By (Signature and Title)	/s/ James H. Malone
James H. Malone,
Date: March 6, 2026	Treasurer and Principal Financial Officer